Receivables and Related Allowances	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Receivables and Related Allowances

Note 3 – Receivables and Related Allowances

Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2015 and 2014, and the percentage of customers in each of the three states.

	December 31, 2015	December 31, 2014
Gas utility customer accounts receivable balance (in thousands)	$151,775	$136,148

December 31, 2015
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Although the Company seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately one month after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are recorded monthly based on experience, customer and rate composition, and write-off processes. They are included in the ratemaking process as a cost of service. The Nevada jurisdictions have a regulatory mechanism associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2012	$2,504
Additions charged to expense	3,583
Accounts written off, less recoveries	(4,362)

Balance, December 31, 2013	1,725
Additions charged to expense	4,146
Accounts written off, less recoveries	(3,616)

Balance, December 31, 2014	2,255
Additions charged to expense	4,113
Accounts written off, less recoveries	(4,098)

Balance, December 31, 2015	$2,270

At December 31, 2015, the construction services segment (Centuri) had $162 million in customer accounts receivable. Both the allowance for uncollectibles and write-offs have been insignificant and are not reflected in the table above.